RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

21          RELATED PARTY TRANSACTIONS

The table below sets forth the major related parties and their relationships with the Group:

Related party	Relationship with the Group

Beijing Syswin International Real Estate Consulting Group Company Limited (“Syswin International”)	Company beneficially owned by Mr. Chen
Beijing Yang Guang Si Ji Decoration Company Limited (“Yang Guang Si Ji”)	Company beneficially owned by Mr. Chen
Beijing Syswin Zhi Di System Integration Technology Company Limited (“Zhi Di System”)	Company beneficially owned by Mr. Chen
Beijing Syswin International Property Management Company Limited (“Syswin Property Management”)	Company beneficially owned by Mr. Chen
Beijing Cheng Zhi Shu Guang Real Estate Development Company Limited (“Cheng Zhi Shu Guang “)	Company beneficially owned by Mr. Chen
Beijing Syswin Zhi Di Investment Company Limited (“Zhi Di Investment”)	Company beneficially owned by Mr. Chen
Beijing Syswin Chuang Xin Real Estate Brokerage Company Limited (“Chuang Xin”)	Company beneficially owned by Mr. Chen
Beijing Syswin Zhi Di Real Estate Management Company Limited (“Zhi Di Management”)	Company beneficially owned by Mr. Chen
Chen Liangsheng	Equity owner of the VIE
Qingling Company Limited (Subsidiary of CDH China Fund III, L.P.)	Equity owner of the VIE
Tao Hongbing	Equity owner of the VIE
China Rebro Limited (Subsidiary of CDH China Fund III, L.P.)	Shareholder of the Company
Brilliant Strategy Limited (a holding company wholly owned by Mr.Chen)	Shareholder of the Company

(a)          Related party transactions and balances

The Group entered into certain interest-free arrangement with Chuang Xin. The amount due from it represents non-interest advances with no repayment date. The following list the activities during 2011:

Funds advanced to related parties:

2011

	January 1, 2011	2011		December 31, 2011

Chuang Xin	—	1,174	(1,174)	—

For the years ended December 31, 2009, 2010 and 2011, the transactions with related parties consisted of the following (in RMB thousands):

	Year Ended December 31,
	2009	2010	2011
Purchase of services

Lease of a portion of Syswin building from Zhi Di Management i)	—	2,498	7,263
Property management from Syswin Property Management ii)	1,229	1,431	1,156
Decoration provided from Yang Guang Si Ji iii)	4,821	1,134	923
Commission paid to Chuang Xin iv)	—	475	225
Use of software provided from Zhi Di System	160	13	—
Total	6,210	5,551	9,567

Sales of service

Real estate consultancy services to Cheng Zhi Shu Guang	—	95	—

i)      Rental expenses under the Syswin building lease agreement.

The Syswin building was used by the Group as office building and for leasing purposes. The building was purchased from a third party property developer for a consideration of RMB114.6 million. The Group has the risks and rewards of ownership upon the completion of the purchase in 2009, and recorded the cost of the building as property and equipment and real estate properties held for lease respectively.

On August 3, 2010, the Group and the property developer signed an agreement to terminate the building purchase agreement.

As of August 27, 2010, Mr. Chen completed the acquisition of Syswin building through Zhi Di Management, an entity beneficially owned by Mr. Chen. The purchase price was RMB114.6 million, which is equivalent to the price the Group originally paid for the Syswin building, and the purchase price was paid to the Group by Zhi Di Management. Therefore, above transactions are accounted for as disposal of Syswin building from the Group to Zhi Di Management, and the involvement of the developer is deemed no substance. Additionally, given the voting rights Qingling has in the Group (see Note 11 for details), the Group is deemed to be jointly controlled by Mr. Chen and Qingling, and the disposal was not a common control transaction.

Additionally, the difference between the consideration received and the net book value of Syswin building amounted to RMB2.7 million, mostly reflecting the depreciation during the period, is deferred and will be recognized over the three-year lease term as other income in the statement of operations.

Upon the consummation of the disposal, the Group entered into a lease agreement with Zhi Di Management to lease a portion of Syswin building on August 27, 2010. Pursuant to the lease agreement, the Group leases a portion of Syswin building for 3 years with annual rental fee of RMB7.5 million.  In February 2011, the lease agreement was revised for which the annual rental fee was reduced to RMB6.9 million for the rest of lease period. In May 2011, the Group prepaid all the remaining balance of the rental in the above lease agreement in the amount of RMB 17.3 million. The Group amortizes this balance through the remaining lease term. In September and December 2011, the Group leased additional office spaces in Syswin building for an aggregated annual rental fee of RMB1.3 million for two years.

The Group did a research for the similar office buildings in the area and believes the rental fee reflects current market rate.

Above leases are accounted for as operating lease with the rental expenses recorded during the lease term. As of December 31, 2011, the outstanding balance of this prepayment amounted to RMB 13.3 million, of which RMB 8.0 million is classified as current asset, and RMB 5.3 million is classified as non-current asset.

ii)              Property management and cleaning services for office spaces and mock-up rooms

iii)           Decoration services, including interior decoration services for the office spaces and mock-up rooms used for sales projects

iv)          In September 2010, the Group and Chuang Xin made series of agreements, pursuant to which Chuang Xin would introduce property buyers to the Group and the Group would pay Chuang Xin commissions on the basis of the transaction value that these buyers consummate the purchase with the developers. The commission rate is negotiated between the Group and Chuang Xin on a project-by-project basis and benchmarked to similar corporation arrangements between the Group and other real estate agents.

In October 2010, the Group entered into a non-exclusive licensing agreement with Mr. Chen under which the Group could have a non-exclusive license to use those trademarks permanently and free of any fees.

Balances with related parties consisted of the following (in RMB thousands):

	December 31,
	2010	2011

Prepaid rental expense:
Zhi Di Management	625	13,280

Other payable:
Chuang Xin	475	—

In addition to above, Syswin International owned by Mr. Chen is one of the three joint developers for Xiang Xi Mei Di Guo'ao project.  In June 2011, in an effort to secure a sales agency agreement for this project, the Group paid RMB 5.7 million to improve the green environment of the land where the project is located in advance of the signing of a sales agency agreement.  This expense was charged to the statement of operations as incurred in the year ended December 31, 2011. Subsequent to December 31, 2011, the project was suspended.

On March 30, 2012, Syswin International paid a deposit of RMB5.7 million to the Group. If no sales agency agreement is ultimately entered into, the deposit will be forfeited and will not be refundable to Syswin International. As of April 5, 2012, the Group has not entered into any sales agency agreement for this project.

b)              Disposal of subsidiaries

Zhi Di Management

In an effort to concentrate on the sales agency services, in July 2010, the Group entered into an equity transfer agreement with Syswin International and Zhi Di Investment, both of which are owned by Mr. Chen to transfer its equity interest in Zhi Di Management for a cash consideration of RMB3 million. There was no gain or loss recognized upon the disposal as the consideration received was equal to the Group’s share of the net assets of Zhi Di Management.

Chuang Xin

In an effort to concentrate on the sales agency services, in August 2010, the Group entered into an equity transfer agreement with Syswin International and Zhi Di Investment, both of which are owned by Mr. Chen to transfer its equity interest in Chuang Xin (see Note 19 for details)